UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2007

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Chief Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	February 12, 2007

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	32
Form 13F Information Table Value Total:	$79,986
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
ARCHER DANIELS MIDLAND 	COM	039483102	507 	10922 	SH		SOLE	NONE			10922
BANCO BILBAO VIZCAYA A	COM	05946K101	9124	376239	SH		SOLE	NONE			376239
BERKSHIRE HATHAWAY CL B	COM	084670207	289 	61 	SH		SOLE	NONE			61
BP PLC ADR		SP ADR	055622104	353 	4825 	SH		SOLE	NONE			4825
CATERPILLAR INC		COM	149123101	522 	7200 	SH		SOLE	NONE			7200
CITIGROUP INC		COM	172967101	308 	10458 	SH		SOLE	NONE			10458
COLONIAL BANCGROUP INC 	COM	195493309	476 	35148 	SH		SOLE	NONE			35148
COMCAST CORP NEW	COM	20030N101	379	20745	SH		SOLE	NONE			20745
CSX CORP		COM	126408103	193	4380 	SH		SOLE	NONE			4380
DELL INC		COM	24702R101	351 	14301 	SH		SOLE	NONE			14301
EL PASO CORPORATION	COM	28336L109	226 	13085 	SH		SOLE	NONE			13085
GREENLIGHT CAPITAL RE	COM	G4095J109	1702	81882	SH		SOLE	NONE			81882
HARRIS CORP COM		COM	413875105	534 	8520 	SH		SOLE	NONE			8520
HONEYWELL INTL 		COM	438516106	530 	8610 	SH		SOLE	NONE			8610
LEVEL 3 COMMUNICATIONS 	COM	52729N100	298 	98023 	SH		SOLE	NONE			98023
LINCOLN NATL CORP	COM	534187109	274 	4709 	SH		SOLE	NONE			4709
LOWES COMPANIES		COM	548661107	264 	11668 	SH		SOLE	NONE			11668
MICROSOFT CORP.		COM	594918104	389 	10934 	SH		SOLE	NONE			10934
PACCAR INC		COM	693718108	545 	10001 	SH		SOLE	NONE			10001
PFIZER INC		COM	717081103	581 	25572 	SH		SOLE	NONE			25572
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
RAPID LINK INC		COM	753400100	4	51670	SH		SOLE	NONE			51670
REGIONS FINL CORP NEW	COM	7591EP100	1599 	67601 	SH		SOLE	NONE			67601
ROYAL DUTCH SHELL PLC 	SP ADR	780259107	393 	4734 	SH		SOLE	NONE			4734
SCANA CORP		COM	80589M102	616 	14608 	SH		SOLE	NONE			14608
SCHLUMBERGER LTD	COM	806857108	313 	3181 	SH		SOLE	NONE			3181
SECURITY BK CORP COM	COM	814047106	1271 	139018 	SH		SOLE	NONE			139018
SYNOVUS FINANCIAL CORP.	COM	87161C105	554 	23000 	SH		SOLE	NONE			23000
TORCHMARK CORP		COM	891027104	227 	3756 	SH		SOLE	NONE			3756
UNITED CMNTY BKS	COM	90984P105	809 	51181 	SH		SOLE	NONE			51181
WACHOVIA CORP		COM	929903102	56116 	1475576	SH		SOLE	NONE			1475576
WASHINGTON MUTUAL INC	COM	939322103	239 	17590 	SH		SOLE	NONE			17590


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